SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Oil and gas revenues	$ 1,980,773	$ 4,183,354	$ 5,856,341
Production costs	(2,017,856)	(2,474,230)	(2,540,353)
Depletion, depreciation, and amortization	(698,851)	(876,676)	(1,156,494)
Result of oil and gas producing operations before income taxes	(735,934)	832,448	(2,159,494)
Provision for income taxes
Results of oil and gas producing operations	$ (735,934)	$ 832,448	$ (2,159,494)